Fair Value Measurements and Investments - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 79,164	$ 74,627	$ 116,127
Derivative liabilities	(74)	(2,817)	(160)
Investments at fair value	68,225	73,353	74,136
Contingent consideration			(300)
Total	$ 147,315	$ 145,163	$ 189,803
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative assets, current, Derivative assets	Derivative assets, current, Derivative assets	Derivative assets, current, Derivative assets
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 0	$ 0	$ 0
Derivative liabilities	0	0	0
Investments at fair value	0	0	0
Contingent consideration			0
Total	0	0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	79,164	74,627	116,127
Derivative liabilities	(74)	(2,817)	(160)
Investments at fair value	0	0	0
Contingent consideration			0
Total	79,090	71,810	115,967
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0	0	0
Derivative liabilities	0	0	0
Investments at fair value	68,225	73,353	74,136
Contingent consideration			(300)
Total	$ 68,225	$ 73,353	$ 73,836